UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-04254

Legg Mason Partners Income Trust

(Exact name of registrant as specified in charter)

55 Water Street, New York, NY 10041
(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Legg Mason & Co., LLC

100 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code:

Funds Investor Services 1-800-822-5544

                                         or

Institutional Shareholder Services 1-888-425-6432

Date of fiscal year end:	February 28

Date of reporting period:	August 31, 2009

ITEM 1.	REPORT TO STOCKHOLDERS.

The Semi-Annual Report to Stockholders is filed herewith.

SEMI-ANNUAL REPORT / AUGUST 31, 2009

Western Asset Emerging Markets Debt Portfolio

Managed by	WESTERN ASSET

INVESTMENT PRODUCTS: NOT FDIC INSURED • NO BANK GUARANTEE • MAY LOSE VALUE

Fund objective

The Fund seeks to maximize total return.

What’s inside

Legg Mason Partners Fund Advisor, LLC (“LMPFA”) is the Fund’s investment manager. Western Asset Management Company (“Western Asset”), Western Asset Management Company Limited (“Western Asset Limited”) and Western Asset Management Company Pte. Ltd. (“Western Singapore”) are the Fund’s subadvisers. LMPFA, Western Asset, Western Asset Limited and Western Singapore are wholly-owned subsidiaries of Legg Mason, Inc.

Letter from the chairman

R. Jay Gerken, CFA

Chairman, President and Chief Executive Officer

Dear Shareholder,

While the U.S. economy remained weak during the six-month reporting period ended August 31, 2009, there were indications that the worst may be over. Looking back, the U.S. Department of Commerce reported that third and fourth quarter 2008 U.S. gross domestic product (“GDP”)i contracted 2.7% and 5.4%, respectively. The economic contraction accelerated during the first quarter of 2009, as GDP fell 6.4%. However, the news was relatively better during the second quarter, as GDP declined 0.7%. The economy’s more modest contraction was due, in part, to smaller declines in both exports and business spending.

The U.S. recession, which began in December 2007, now has the dubious distinction of being the lengthiest since the Great Depression. Contributing to the economy’s troubles has been extreme weakness in the labor market. Since December 2007, approximately 7.4 million jobs have been shed and we have experienced twenty consecutive months of job losses. In addition, the unemployment rate, reported as 9.7% in August 2009, reached its highest level since June 1983.

Another strain on the economy, the housing market, may finally be getting closer to reaching a bottom. After plunging late in 2008, new single-family home starts have been fairly stable and sales of single-family homes increased for the fourth straight month in July 2009. In addition, while home prices have continued to fall, the pace of the decline has generally moderated. Other recent economic news also seemed to be “less negative” or, in some cases, actually positive. For example, job losses in August were 216,000, less than the 276,000 jobs shed the prior month and substantially lower than the monthly losses earlier in the year. Elsewhere, inflation remained low, manufacturing expanded in August for the first time in eighteen months and durable goods orders in July posted their largest increase in two years.

Ongoing issues related to the housing and subprime mortgage markets and seizing credit markets prompted the Federal Reserve Board (“Fed”)ii to take aggressive and, in some cases, unprecedented actions. After reducing the federal funds rateiii from 5.25% in August 2007 to a range of 0 to 1/4 percent

Western Asset Emerging Markets Debt Portfolio	I

Letter from the chairman continued

in December 2008 — a historic low — the Fed has maintained this stance thus far in 2009. In conjunction with its August 2009 meeting, the Fed stated that it “will maintain the target range for the federal funds rate at 0 to 1/4 percent and continues to anticipate that economic conditions are likely to warrant exceptionally low levels of the federal funds rate for an extended period.”

Both short- and long-term Treasury yields fluctuated during the reporting period. This was often prompted by changing perceptions regarding the economy, future Fed policy decisions and the government’s initiatives to stabilize the financial system. When the period began, Treasury yields were extremely low, given numerous “flights to quality” that were triggered by the fallout from last year’s financial crisis. After starting the period at 1.00% and 3.02%, respectively, two- and ten-year Treasury yields then generally moved higher (and their prices lower) until early June. Two- and ten-year yields peaked at 1.42% and 3.98%, respectively, before falling and ending the reporting period at 0.97% and 3.40%. Over the six months ended August 31, 2009, longer-term yields moved higher due to fears of future inflation given the government’s massive stimulus program. In a reversal from 2008, investor risk aversion faded during the six-month reporting period, driving spread sector (non-Treasury) prices higher. For the six-month period ended August 31, 2009, the Barclays Capital U.S. Aggregate Indexiv returned 5.95%.

The high-yield bond market produced exceptionally strong results during the six months ended August 31, 2009. Over that period, the asset class posted positive returns during all six months, as high-yield spreads significantly narrowed. This strong rally was due to a variety of factors, including the thawing of the credit markets, better economic data and strong investor demand. All told, over the six months ended August 31, 2009, the Citigroup High Yield Market Indexv returned 36.33%.

Emerging market debt prices rallied sharply — posting positive returns during all six months of the reporting period. This was triggered by firming and, in some cases, rising commodity prices, optimism that the worst of the global recession was over and increased investor risk appetite. Over the six months ended August 31, 2009, the JPMorgan Emerging Markets Bond Index Global (“EMBI Global”)vi returned 20.76%.

Performance review

For the six months ended August 31, 2009, Class I shares1 of Western Asset Emerging Markets Debt Portfolio returned 34.47%. The Fund’s unmanaged benchmark, the EMBI Global, returned 20.76% for the same period. The Lipper Emerging Markets Debt Funds Category Average2 returned 27.45% over the same time frame.

[1]	As of June 11, 2008, the existing shares of the Fund were redesignated as Class I shares.

[2]

Lipper, Inc., a wholly-owned subsidiary of Reuters, provides independent insight on global collective investments. Returns are based on the six-month period ended August 31, 2009, including the reinvestment of all distributions, including returns of capital, if any, calculated among the 98 funds in the Fund’s Lipper category.

II	Western Asset Emerging Markets Debt Portfolio

PERFORMANCE SNAPSHOT as of August 31, 2009 (unaudited)
6 MONTHS (not annualized)
Emerging Markets Debt Portfolio — Class I Shares[1]	34.47%
JPMorgan Emerging Markets Bond Index Global	20.76%
Lipper Emerging Markets Debt Funds Category Average[2]	27.45%

The performance shown represents past performance. Past performance is no guarantee of future results and current performance may be higher or lower than the performance shown above. Principal value, investment returns and yields will fluctuate and investors’ shares, when redeemed, may be worth more or less than their original cost. To obtain performance data current to the most recent month end, please visit our website at www.leggmason.com/individualinvestors.
Fund returns assume the reinvestment of all distributions, including returns of capital, if any, at net asset value and the deduction of all Fund expenses.
Performance figures reflect expense reimbursements and/or fee waivers, without which the performance would have been lower.
The 30-Day SEC Yield for the period ended August 31, 2009 for Class I shares was 7.35%. Current expense reimbursements and/or fee waivers are voluntary and may be reduced or terminated at any time. Absent current expense reimbursements and/or fee waivers, the 30-Day SEC Yield for Class I shares would have been 6.03%. The 30-Day SEC Yield is the average annualized net investment income per share for the 30-day period indicated and is subject to change.
TOTAL ANNUAL OPERATING EXPENSES (unaudited)
As of the Fund’s most current prospectus dated June 28, 2009, the gross total operating expense ratio for Class I shares was 1.36%.
As a result of an expense limitation, the ratio of expenses, other than interest, brokerage, taxes and extraordinary expenses, to average net assets will not exceed 0.95% for Class I shares. This expense limitation may be reduced or terminated at any time.
Actual expenses may be higher. For example, expenses may be higher than those shown if average net assets decrease. Net assets are more likely to decrease and Fund expense ratios are more likely to increase when markets are volatile.

Special shareholder notice

The Fund is managed by a team of portfolio managers, sector specialists and other investment professionals. Effective September 11, 2009, the Fund’s portfolio managers are S. Kenneth Leech, Stephen A. Walsh, Keith J. Gardner, Matthew C. Duda and Michael C. Buchanan. The portfolio managers have been responsible for the day-to-day portfolio management and oversight of the Fund since March 2006. Messrs. Leech, Walsh, Gardner, Duda and Buchanan are employed by Western Asset Management Company.

[1]	As of June 11, 2008, the existing shares of the Fund were redesignated as Class I shares.

[2]

Lipper, Inc., a wholly-owned subsidiary of Reuters, provides independent insight on global collective investments. Returns are based on the six-month period ended August 31, 2009, including the reinvestment of all distributions, including returns of capital, if any, calculated among the 98 funds in the Fund’s Lipper category.

Western Asset Emerging Markets Debt Portfolio	III

Letter from the chairman continued

A special note regarding increased market volatility

Dramatically higher volatility in the financial markets has been very challenging for many investors. Market movements have been rapid — sometimes in reaction to economic news, and sometimes creating the news. In the midst of this evolving market environment, we at Legg Mason want to do everything we can to help you reach your financial goals. Now, as always, we remain committed to providing you with excellent service and a full spectrum of investment choices. Rest assured, we will continue to work hard to ensure that our investment managers make every effort to deliver strong long-term results.

We also remain committed to supplementing the support you receive from your financial advisor. One way we accomplish this is through our enhanced website, www.leggmason.com/individualinvestors. Here you can gain immediate access to many special features to help guide you through difficult times, including:

•	Fund prices and performance,

•	Market insights and commentaries from our portfolio managers, and

•	A host of educational resources.

During periods of market unrest, it is especially important to work closely with your financial advisor and remember that reaching one’s investment goals unfolds over time and through multiple market cycles. Time and again, history has shown that, over the long run, the markets have eventually recovered and grown.

Information about your fund

Important information with regard to recent regulatory developments that may affect the Fund is contained in the Notes to Financial Statements included in this report.

As always, thank you for your confidence in our stewardship of your assets. We look forward to helping you continue to meet your financial goals.

Sincerely,

R. Jay Gerken, CFA

Chairman, President and Chief Executive Officer

September 30, 2009

IV	Western Asset Emerging Markets Debt Portfolio

The information provided is not intended to be a forecast of future events, a guarantee of future results or investment advice. Views expressed may differ from those of the firm as a whole.

RISKS: Investments in bonds are subject to interest rate and credit risks. As interest rates rise, bond prices fall, reducing the value of the Fund’s share price. Investments in high-yield bonds are subject to additional risks such as the increased risk of default and greater volatility because of the lower credit quality of the issues. The Fund may use derivatives, such as options and futures, which can be illiquid, may disproportionately increase losses, and have a potentially large impact on Fund performance. Investing in foreign securities is subject to certain risks not associated with domestic investing, such as currency fluctuations and changes in political and economic conditions. These risks are magnified in emerging markets. Please see the Fund’s prospectus for more information on these and other risks.

All index performance reflects no deduction for fees, expenses or taxes. Please note that an investor cannot invest directly in an index.

[i]	Gross domestic product (“GDP”) is the market value of all final goods and services produced within a country in a given period of time.

ii

The Federal Reserve Board (“Fed”) is responsible for the formulation of policies designed to promote economic growth, full employment, stable prices, and a sustainable pattern of international trade and payments.

iii

The federal funds rate is the rate charged by one depository institution on an overnight sale of immediately available funds (balances at the Federal Reserve) to another depository institution; the rate may vary from depository institution to depository institution and from day to day.

iv

The Barclays Capital (formerly Lehman Brothers) U.S. Aggregate Index is a broad-based bond index comprised of government, corporate, mortgage- and asset-backed issues, rated investment grade or higher, and having at least one year to maturity.

[v]	The Citigroup High Yield Market Index is a broad-based unmanaged index of high-yield securities.

vi

The JPMorgan Emerging Markets Bond Index Global (“EMBI Global”) tracks total returns for U.S. dollar-denominated debt instruments issued by emerging market sovereign and quasi-sovereign entities: Brady bonds, loans, Eurobonds and local market instruments.

Western Asset Emerging Markets Debt Portfolio	V

Fund at a glance† (unaudited)

INVESTMENT BREAKDOWN (%) As a percent of total investments

†	The bar graphs above represent the composition of the Fund’s investments as of August 31, 2009 and February 28, 2009 and do not include derivatives. The Fund is actively managed. As a result, the composition of the Fund’s investments is subject to change at any time.

Western Asset Emerging Markets Debt Portfolio 2009 Semi-Annual Report	1

Fund expenses (unaudited)

Example

As a shareholder of the Fund, you may incur two types of costs: (1) transaction costs, on purchase payments; and (2) ongoing costs, including management fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

This example is based on an investment of $1,000 invested on March 1, 2009 and held for the six months ended August 31, 2009.

Actual expenses

The table below titled “Based on Actual Total Return” provides information about actual account values and actual expenses. You may use the information provided in this table, together with the amount you invested, to estimate the expenses that you paid over the period. To estimate the expenses you paid on your account, divide your ending account value by $1,000 (for example, an $8,600 ending account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled “Expenses Paid During the Period.”

BASED ON ACTUAL TOTAL RETURN[1]
	ACTUAL TOTAL RETURN[2]	BEGINNING ACCOUNT VALUE	ENDING ACCOUNT VALUE	ANNUALIZED EXPENSE RATIO	EXPENSES PAID DURING THE PERIOD[3]
Class I	34.47%	$1,000.00	$1,344.70	0.95%	$5.61

[1]	For the six months ended August 31, 2009.

[2]

Assumes the reinvestment of all distributions at net asset value. Total return is not annualized, as it may not be representative of the total return for the year. Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results.

[3]

Expenses (net of fee waivers and/or expense reimbursements) are equal to Class I’s annualized expense ratio, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year, then divided by 365.

2	Western Asset Emerging Markets Debt Portfolio 2009 Semi-Annual Report

Hypothetical example for comparison purposes

The table below titled “Based on Hypothetical Total Return” provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5.00% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use the information provided in this table to compare the ongoing costs of investing in the Fund and other funds. To do so, compare the 5.00% hypothetical example relating to the Fund with the 5.00% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table below are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

BASED ON HYPOTHETICAL TOTAL RETURN[1]
	HYPOTHETICAL ANNUALIZED TOTAL RETURN	BEGINNING ACCOUNT VALUE	ENDING ACCOUNT VALUE	ANNUALIZED EXPENSE RATIO	EXPENSES PAID DURING THE PERIOD[2]
Class I	5.00%	$1,000.00	$1,020.42	0.95%	$4.84

[1]	For the six months ended August 31, 2009.

[2]

Expenses (net of fee waivers and/or expense reimbursements) are equal to Class I’s annualized expense ratio, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year, then divided by 365.

Western Asset Emerging Markets Debt Portfolio 2009 Semi-Annual Report	3

Schedule of investments (unaudited)

August 31, 2009

WESTERN ASSET EMERGING MARKETS DEBT PORTFOLIO
FACE AMOUNT†	SECURITY	VALUE

CORPORATE BONDS & NOTES — 48.6%
	Brazil — 6.9%
100,000	Centrais Eletricas Brasileiras SA, Senior Notes, 6.875% due 7/30/19(a)	$106,000
100,000	Globo Communicacoes e Participacoes SA, Bonds, 7.250% due 4/26/22(a)	103,000
179,000	GTL Trade Finance Inc., Senior Notes, 7.250% due 10/20/17(a)	192,962
100,000	Odebrecht Finance Ltd., 7.500% due 10/18/17(a)	100,750
500,000	Vale Overseas Ltd., Notes, 6.875% due 11/21/36	503,103
	Total Brazil	1,005,815
	Chile — 1.0%
30,000	Celulosa Arauco y Constitucion SA, Senior Notes, 7.250% due 7/29/19(a)	32,393
102,000	Enersis SA, Notes, 7.375% due 1/15/14	112,650
	Total Chile	145,043
	China — 0.7%
100,000	Galaxy Entertainment Finance Co., Ltd., Senior Notes, 6.218% due 12/15/10(a)(b)	97,500
	Colombia — 2.8%
100,000	Ecopetrol SA, Notes, 7.625% due 7/23/19(a)	107,130
180,000	EEB International Ltd., Senior Bonds, 8.750% due 10/31/14(a)	192,600
100,000	Empresas Publicas de Medellin ESP, Senior Notes, 7.625% due 7/29/19(a)	106,500
	Total Colombia	406,230
	India — 0.5%
100,000	ICICI Bank Ltd., Subordinated Bonds, 6.375% due 4/30/22(a)(b)	78,911
	Ireland — 1.0%
140,000	VIP Finance Ireland Ltd. for OJSC Vimpel Communications, Loan Participation Notes, Secured Notes, 8.375% due 4/30/13(a)	140,913
	Kazakhstan — 2.2%
320,000	KazMunaiGaz Finance Sub B.V., Senior Notes, 8.375% due 7/2/13(a)	313,600
	Malaysia — 3.4%
490,000	Petronas Capital Ltd., 5.250% due 8/12/19(a)	489,570
	Mexico — 11.8%
150,000	America Movil SAB de CV, Senior Notes, 5.625% due 11/15/17	151,166
	Axtel SAB de CV, Senior Notes:
10,000	11.000% due 12/15/13	10,350
255,000	7.625% due 2/1/17(a)	231,412
150,000	7.625% due 2/1/17(a)	135,750
50,000	Banco Mercantil del Norte SA, Subordinated Bonds, 6.135% due 10/13/16(a)(b)	46,424

See Notes to Financial Statements.

4	Western Asset Emerging Markets Debt Portfolio 2009 Semi-Annual Report

WESTERN ASSET EMERGING MARKETS DEBT PORTFOLIO
FACE AMOUNT†		SECURITY	VALUE

		Mexico— 11.8% continued
100,000		Grupo Televisa SA, Senior Notes, 6.625% due 3/18/25	$100,602
933,000		Pemex Project Funding Master Trust, Senior Bonds, 6.625% due 6/15/35	854,425
160,000		Petroleos Mexicanos, 8.000% due 5/3/19(a)	180,800
		Total Mexico	1,710,929
		Russia — 11.9%
		Evraz Group SA, Notes:
120,000		8.875% due 4/24/13(a)	110,250
100,000		8.875% due 4/24/13(a)	92,250
180,000		LUKOIL International Finance BV, Notes, 6.356% due 6/7/17(a)	170,100
		RSHB Capital, Loan Participation Notes:
100,000		Notes, 9.000% due 6/11/14(a)	106,740
330,000		Secured Notes, 7.125% due 1/14/14(a)	331,650
		Senior Secured Notes:
180,000		7.175% due 5/16/13(a)	181,044
339,000		6.299% due 5/15/17(a)	305,948
		TNK-BP Finance SA, Senior Notes:
250,000		7.500% due 7/18/16(a)	236,250
100,000		7.500% due 7/18/16(a)	95,500
100,000		UBS Luxembourg SA for OJSC Vimpel Communications, Loan Participation Notes, 8.250% due 5/23/16(a)	96,250
		Total Russia	1,725,982
		Thailand — 2.6%
400,000		True Move Co., Ltd., Notes, 10.750% due 12/16/13(a)	377,000
		Trinidad and Tobago — 0.8%
100,000		Petroleum Co. of Trinidad & Tobago Ltd., Senior Notes, 9.750% due 8/14/19(a)	109,125
		United Kingdom — 3.0%
8,815,000	RUB	HSBC Bank PLC, Credit-Linked Notes, (Russian Agricultural Bank), 8.900% due 12/20/10	194,138
240,000		Vedanta Resources PLC, Senior Notes, 8.750% due 1/15/14(a)	235,800
		Total United Kingdom	429,938
		TOTAL CORPORATE BONDS & NOTES (Cost — $6,956,062)	7,030,556
SOVEREIGN BONDS — 40.8%
		Argentina — 2.3%
		Republic of Argentina:
202,000	EUR	9.000% due 6/20/03(c)	68,098
452,000	DEM	7.000% due 3/18/04(c)	77,910
154,000	DEM	11.250% due 4/10/06(c)	26,544
240,000		Bonds, 7.000% due 9/12/13	162,420

See Notes to Financial Statements.

Western Asset Emerging Markets Debt Portfolio 2009 Semi-Annual Report	5

Schedule of investments (unaudited) continued

August 31, 2009

WESTERN ASSET EMERGING MARKETS DEBT PORTFOLIO
FACE AMOUNT†		SECURITY	VALUE

		Argentina — 2.3% continued
		GDP Linked Securities:
40,000	EUR	0.000% due 12/15/35(b)	$2,525
174,522	ARS	0.000% due 12/15/35(b)	2,259
5,000		0.000% due 12/15/35(b)	263
		Total Argentina	340,019
		Brazil — 5.1%
		Brazil Nota do Tesouro Nacional:
312,000	BRL	10.000% due 7/1/10	167,578
946,000	BRL	10.000% due 1/1/12	492,519
70,000		Federative Republic of Brazil, 7.125% due 1/20/37	77,700
		Total Brazil	737,797
		Colombia — 2.5%
		Republic of Colombia:
192,000		7.375% due 9/18/37	201,600
140,000		Senior Notes, 7.375% due 3/18/19	153,580
		Total Colombia	355,180
		Gabon — 0.7%
100,000		Gabonese Republic, 8.200% due 12/12/17(a)	98,375
		Indonesia — 1.0%
1,528,000,000	IDR	Republic of Indonesia, 10.250% due 7/15/27	139,068
		Panama — 3.8%
		Republic of Panama:
79,000		7.250% due 3/15/15	88,006
237,000		9.375% due 4/1/29	304,545
154,000		6.700% due 1/26/36	157,465
		Total Panama	550,016
		Peru — 2.9%
		Republic of Peru, Global Senior Bonds:
220,000		8.375% due 5/3/16	258,500
150,000		7.350% due 7/21/25	164,250
		Total Peru	422,750
		Russia — 8.2%
1,139,520		Russian Federation, 7.500% due 3/31/30(a)	1,179,403
		Turkey — 8.2%
		Republic of Turkey:
1,125,000		Notes, 6.875% due 3/17/36	1,084,219
100,000		Senior Notes, 7.500% due 7/14/17	109,000
		Total Turkey	1,193,219

See Notes to Financial Statements.

6	Western Asset Emerging Markets Debt Portfolio 2009 Semi-Annual Report

WESTERN ASSET EMERGING MARKETS DEBT PORTFOLIO
FACE AMOUNT†	SECURITY	VALUE

	Venezuela — 6.1%
	Bolivarian Republic of Venezuela:
1,208,000	5.750% due 2/26/16(a)	$833,520
73,000	Collective Action Securities, 9.375% due 1/13/34	50,005
	Total Venezuela	883,525
	TOTAL SOVEREIGN BONDS (Cost — $5,924,675)	5,899,352
U.S. GOVERNMENT & AGENCY OBLIGATIONS — 2.9%
	U.S. Government Agencies — 2.9%
135,000	Federal Home Loan Bank (FHLB), Bonds, 4.750% due 12/10/10	141,963
265,000	Federal National Mortgage Association (FNMA), Notes, 2.875% due 10/12/10(d)	271,832
	TOTAL U.S. GOVERNMENT & AGENCY OBLIGATIONS (Cost — $411,382)	413,795
	TOTAL INVESTMENTS — 92.3% (Cost — $13,292,119#)	13,343,703
	Other Assets in Excess of Liabilities — 7.7%	1,106,132
	TOTAL NET ASSETS — 100.0%	$14,449,835

†	Face amount denominated in U.S. dollars, unless otherwise noted.

(a)

Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees, unless otherwise noted.

(b)	Variable rate security. Interest rate disclosed is that which is in effect at August 31, 2009.

(c)	The coupon payment on these securities is currently in default as of August 31, 2009.

(d)	On September 7, 2008, the Federal Housing Finance Agency placed Fannie Mae (FNMA) and Freddie Mac (FHLMC) into conservatorship.

#	Aggregate cost for federal income tax purposes is substantially the same.

Abbreviations used in this schedule:
ARS	—Argentine Peso
BRL	—Brazilian Real
DEM	—German Mark
EUR	—Euro
GDP	—Gross Domestic Product
IDR	—Indonesian Rupiah
OJSC	—Open Joint Stock Company
RUB	—Russian Ruble

See Notes to Financial Statements.

Western Asset Emerging Markets Debt Portfolio 2009 Semi-Annual Report	7

Statement of assets and liabilities (unaudited)

August 31, 2009

ASSETS:
Investments, at value (Cost — $13,292,119)	$13,343,703
Foreign currency, at value (Cost — $9,365)	9,402
Cash	830,297
Dividends and interest receivable	264,342
Receivable for open swap contracts	9,123
Receivable from investment manager	6,651
Receivable for Fund shares sold	1,855
Prepaid expenses	39,838
Total Assets	14,505,211
LIABILITIES:
Payable for open swap contracts	8,856
Unrealized depreciation on swaps	2,641
Trustees’ fees payable	910
Payable for Fund shares repurchased	471
Accrued expenses	42,498
Total Liabilities	55,376
TOTAL NET ASSETS	$14,449,835
NET ASSETS:
Par value (Note 5)	$31
Paid-in capital in excess of par value	17,822,690
Undistributed net investment income	490,040
Accumulated net realized loss on investments, swap contracts and foreign currency transactions	(3,912,153)
Net unrealized appreciation on investments, swap contracts and foreign currencies	49,227
TOTAL NET ASSETS	$14,449,835
Shares Outstanding	3,063,439
Net Asset Value	$4.72

See Notes to Financial Statements.

8	Western Asset Emerging Markets Debt Portfolio 2009 Semi-Annual Report

Statement of operations (unaudited)

For the Six Months Ended August 31, 2009

INVESTMENT INCOME:
Interest	$615,321
Less: Foreign taxes withheld	(2,208)
Total Investment Income	613,113
EXPENSES:
Investment management fee (Note 2)	51,556
Registration fees	26,937
Audit and tax	19,527
Shareholder reports	15,930
Custody fees	4,384
Transfer agent fees	3,439
Legal fees	2,531
Insurance	784
Trustees’ fees	4
Miscellaneous expenses	1,491
Total Expenses	126,583
Less: Fee waivers and/or expense reimbursements (Note 2)	(61,278)
Net Expenses	65,305
NET INVESTMENT INCOME	547,808
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS, SWAP CONTRACTS AND FOREIGN CURRENCY TRANSACTIONS (NOTES 1, 3 AND 4):
Net Realized Gain (Loss) From:
Investment transactions	(3,551,863)
Swap contracts	260
Foreign currency transactions	(22,684)
Net Realized Loss	(3,574,287)
Change in Net Unrealized Appreciation/Depreciation From:
Investments	6,776,695
Swap contracts	(2,641)
Foreign currencies	26,606
Change in Net Unrealized Appreciation/Depreciation	6,800,660
NET GAIN ON INVESTMENTS, SWAP CONTRACTS AND FOREIGN CURRENCY TRANSACTIONS	3,226,373
INCREASE IN NET ASSETS FROM OPERATIONS	$3,774,181

See Notes to Financial Statements.

Western Asset Emerging Markets Debt Portfolio 2009 Semi-Annual Report	9

Statements of changes in net assets

FOR THE SIX MONTHS ENDED AUGUST 31, 2009 (unaudited) AND THE YEAR ENDED FEBRUARY 28, 2009	August 31	February 28
OPERATIONS:
Net investment income	$547,808	$1,885,229
Net realized loss	(3,574,287)	(580,185)
Change in net unrealized appreciation/depreciation	6,800,660	(7,156,133)
Increase (Decrease) in Net Assets From Operations	3,774,181	(5,851,089)
DISTRIBUTIONS TO SHAREHOLDERS FROM (NOTE 1):
Net investment income	—	(2,000,011)
Net realized gains	—	(222,926)
Decrease in Net Assets From Distributions to Shareholders	—	(2,222,937)
FUND SHARE TRANSACTIONS (NOTE 5):
Net proceeds from sale of shares	676,024	2,082,641
Reinvestment of distributions	—	1,093,501
Cost of shares repurchased	(9,710,308)	(4,515,976)
Decrease in Net Assets From Fund Share Transactions	(9,034,284)	(1,339,834)
DECREASE IN NET ASSETS	(5,260,103)	(9,413,860)
NET ASSETS:
Beginning of period	19,709,938	29,123,798
End of period*	$14,449,835	$19,709,938
* Includes undistributed net investment income of:	$490,040	$(57,768)

See Notes to Financial Statements.

10	Western Asset Emerging Markets Debt Portfolio 2009 Semi-Annual Report

Financial highlights

FOR A SHARE OF EACH CLASS OF BENEFICIAL INTEREST OUTSTANDING THROUGHOUT EACH YEAR ENDED FEBRUARY 28, UNLESS OTHERWISE NOTED:
CLASS I SHARES[1]	2009[2,3]		2009[3]	2008[3,4]		2007[3,5]		2006[5]	2005[3,5]
NET ASSET VALUE, BEGINNING OF PERIOD	$3.51		$4.90	$4.94		$6.39		$6.58	$6.27
INCOME (LOSS) FROM OPERATIONS:
Net investment income	0.17		0.32	0.32		0.35		0.42	0.45
Net realized and unrealized gain (loss)	1.04		(1.31)	0.02		0.03		0.51	0.47
Total income (loss) from operations	1.21		(0.99)	0.34		0.38		0.93	0.92
LESS DISTRIBUTIONS FROM:
Net investment income	—		(0.36)	(0.30)		(0.64)		(0.48)	(0.36)
Net realized gains	—		(0.04)	(0.08)		(1.19)		(0.64)	(0.25)
Total distributions	—		(0.40)	(0.38)		(1.83)		(1.12)	(0.61)
NET ASSET VALUE, END OF PERIOD	$4.72		$3.51	$4.90		$4.94		$6.39	$6.58
Total return[6]	34.47%		(20.67)%	6.99%		6.45%		14.95%	14.89%
NET ASSETS, END OF PERIOD (000s)	$14,450		$19,710	$29,124		$19,652		$93,630	$72,788
RATIOS TO AVERAGE NET ASSETS:
Gross expenses	1.84%[7]		1.21%	1.34%		1.33%[8]		1.01%	1.04%
Net expenses[9]	0.95	[7],10	0.75 [11]	0.75	[11],12	0.76	[8],11	0.75 [11]	0.75 [11]
Net investment income	7.97	[7]	7.48	6.38		5.77		6.27	6.95
PORTFOLIO TURNOVER RATE	25%		35%	71%		100%		104%	157%

[1]	Effective June 11, 2008, existing shares of the Fund were redesignated Class I shares.

[2]	For the six months ended August 31, 2009 (unaudited).

[3]	Per share amounts have been calculated using the average shares method.

[4]	For the year ended February 29, 2008.

[5]	For a share of capital stock outstanding prior to April 16, 2007.

[6]

Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[7]	Annualized.

[8]

Included in the expense ratios are certain non-recurring restructuring (and reorganization, if applicable) fees that were incurred by the Fund during the period. Without these fees, the gross and net expense ratios would have been 1.32% and 0.74%, respectively.

[9]	Reflects fee waivers and/or expense reimbursements.

[10]	As a result of a voluntary expense limitation, the ratio of expenses, other than interest, brokerage, taxes and extraordinary expenses, to average net assets of Class I shares will not exceed 0.95%.

[11]	As a result of a voluntary expense limitation, the ratio of expenses, other than interest, brokerage, taxes and extraordinary expenses to average net asset did not exceed 0.75%.

[12]	The impact to the expense ratio was less than 0.01% as a result of fees paid indirectly.

See Notes to Financial Statements.

Western Asset Emerging Markets Debt Portfolio 2009 Semi-Annual Report	11

Notes to financial statements (unaudited)

1. Organization and significant accounting policies

Western Asset Emerging Markets Debt Portfolio (the “Fund”) is a separate non-diversified investment series of Legg Mason Partners Income Trust (the “Trust”). The Trust, a Maryland business trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”). Estimates and assumptions are required to be made regarding assets, liabilities and changes in net assets resulting from operations when financial statements are prepared. Changes in the economic environment, financial markets and any other parameters used in determining these estimates could cause actual results to differ. Subsequent events have been evaluated through October 26, 2009, the issuance date of the financial statements.

(a) Investment valuation. Debt securities are valued at the mean between the last quoted bid and asked prices provided by an independent pricing service that are based on transactions in debt obligations, quotations from bond dealers, market transactions in comparable securities and various other relationships between securities. Publicly traded foreign government debt securities are typically traded internationally in the over-the-counter market, and are valued at the mean between the last quoted bid and asked prices as of the close of business of that market. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. When prices are not readily available, or are determined not to reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund may value these securities at fair value as determined in accordance with the procedures approved by the Fund’s Board of Trustees. Short-term obligations with maturities of 60 days or less are valued at amortized cost, which approximates fair value.

The Fund has adopted Statement of Financial Accounting Standards No. 157 (“FAS 157”). FAS 157 establishes a single definition of fair value, creates a three-tier hierarchy as a framework for measuring fair value based on inputs used to value the Fund’s investments, and requires additional disclosure about fair value. The hierarchy of inputs is summarized below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

12	Western Asset Emerging Markets Debt Portfolio 2009 Semi-Annual Report

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach, income approach and/or cost approach, depending on the type of the security and the particular circumstance.

The following is a summary of the inputs used in valuing the Fund’s assets carried at fair value:

DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Long-term investments:
Corporate bonds & notes	—	$7,030,556	—	$7,030,556
Sovereign bonds	—	5,899,352	—	5,899,352
U.S. government & agency obligations	—	413,795	—	413,795
Total investments	—	$13,343,703	—	$13,343,703
Other financial instruments:
Interest rate swaps	—	$(2,641)	—	$(2,641)
Total	—	$13,341,062	—	$13,341,062

Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

INVESTMENTS IN SECURITIES	SOVEREIGN BONDS	WARRANTS	TOTAL
Balance as of February 28, 2009	$74,631	$45,325	$119,956
Accrued premiums/discounts	—	—	—
Realized gain/(loss)[1]	—	44,030	44,030
Change in unrealized appreciation (depreciation)[2]	102,968	(45,325)	57,643
Net purchases (sales)	—	(44,030)	(44,030)
Net transfers in and/or out of Level 3	(177,599)	—	(177,599)
Balance as of August 31, 2009	—	—	—
Net unrealized appreciation (depreciation) for investments in securities still held at August 31, 2009	—	—	—

[1]	This amount is included in net realized gain (loss) from investment transactions in the accompanying Statement of Operations.

[2]

This amount is included in the change in net unrealized appreciation (depreciation) in the accompanying Statement of Operations. Change in unrealized appreciation (depreciation) includes net unrealized appreciation (depreciation) resulting from changes in investment values during the reporting period and the reversal of previously recorded unrealized appreciation (depreciation) when gains or losses are realized.

(b) Repurchase agreements. When entering into repurchase agreements, it is the Fund’s policy that its custodian or a third party custodian take possession of the underlying collateral securities, the market value of which, at all times,

Western Asset Emerging Markets Debt Portfolio 2009 Semi-Annual Report	13

Notes to financial statements (unaudited) continued

at least equals the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market daily to ensure the adequacy of the collateral. If the seller defaults, and the market value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited.

(c) Forward foreign currency contracts. The Fund may enter into a forward foreign currency contract to hedge against foreign currency exchange rate risk on its non-U.S. dollar denominated securities or to facilitate settlement of a foreign currency denominated portfolio transaction. A forward foreign currency contract is an agreement between two parties to buy and sell a currency at a set price with delivery and settlement at a future date. The contract is marked-to-market daily and the change in value is recorded by the Fund as an unrealized gain or loss. When a forward foreign currency contract is closed, through either delivery or offset by entering into another forward foreign currency contract, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value of the contract at the time it was closed.

Forward foreign currency contracts involve elements of market risk in excess of the amounts reflected in the Statement of Assets and Liabilities. The Fund bears the risk of an unfavorable change in the foreign exchange rate underlying the forward foreign currency contract. Risks may also arise upon entering into these contracts from the potential inability of the counterparties to meet the terms of their contracts.

(d) Swap agreements. The Fund may invest in swaps for the purpose of managing their exposure to interest rate, credit or market risk, or for other purposes. The use of swaps involves risks that are different from those associated with ordinary portfolio transactions.

Swap contracts are marked-to-market daily and changes in value are recorded as unrealized appreciation/ (depreciation). Gains or losses are realized upon termination of the swap agreement. Periodic payments and premiums received or made by a Fund are recorded in the Statement of Operations as realized gains or losses, respectively. Collateral, in the form of restricted cash or securities, may be required to be held in segregated accounts with the Fund’s custodian in compliance with the terms of the swap contracts. Securities held as collateral for swap contracts are identified in the Portfolio of Investments and restricted cash, if any, is identified in the Statement of Assets and Liabilities. Risks may exceed amounts recognized in the Statement of Assets and Liabilities. These risks include changes in the returns of the underlying instruments, failure of the counterparties to perform under the contracts’ terms, and the possible lack of liquidity with respect to the swap agreements.

14	Western Asset Emerging Markets Debt Portfolio 2009 Semi-Annual Report

Interest rate swaps

The Fund may enter into interest rate swap contracts. Interest rate swaps are agreements between two parties to exchange cash flows based on a notional principal amount. The Fund may elect to pay a fixed rate and receive a floating rate, or, receive a fixed rate and pay a floating rate on a notional principal amount. The net periodic payments received or paid on interest rate swap agreements are recognized as realized gains or losses in the Statement of Operations. Interest rate swaps are marked to market daily based upon quotations from the market makers and the change, if any, is recorded as an unrealized gain or loss in the Statement of Operations. A liquidation payment received or made at the termination of the swap is recognized as a realized gain or loss in the Statement of Operations. The risks of interest rate swaps include changes in market conditions that will affect the value of the contract or changes in the present value of the future cash flow streams and the possible inability of the counterparty to fulfill its obligations under the agreement. The Fund’s maximum risk of loss from counterparty credit risk is the discounted net value of the cash flows to be received from the counterparty over the contract’s remaining life, to the extent that that amount is positive. This risk is mitigated by the posting of collateral by the counterparty to the Fund to cover the Fund’s exposure to the counterparty.

At August 31, 2009, the three-month London Interbank Offered Rate (“LIBOR”) was 0.42%.

(e) Foreign currency translation. Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates at the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the respective dates of such transactions.

The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss on investments.

Net realized foreign exchange gains or losses arise from sales of foreign currencies, including gains and losses on forward foreign currency contracts, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities, at the date of valuation, resulting from changes in exchange rates.

Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of U.S. dollar denominated transactions as a result of, among other factors, the possibility of lower levels of governmental supervision and regulation of foreign securities markets and the possibility of political or economic instability.

Western Asset Emerging Markets Debt Portfolio 2009 Semi-Annual Report	15

Notes to financial statements (unaudited) continued

(f) Credit and market risk. The Fund invests in high yield and emerging market instruments that are subject to certain credit and market risks. The yields of high yield and emerging market debt obligations reflect, among other things, perceived credit and market risks. The Fund’s investment in securities rated below investment grade typically involves risks not associated with higher rated securities including, among others, greater risk related to timely and ultimate payment of interest and principal, greater market price volatility and less liquid secondary market trading. The consequences of political, social, economic or diplomatic changes may have disruptive effects on the market prices of investments held by the Fund. The Fund’s investment in non-U.S. dollar denominated securities may also result in foreign currency losses caused by devaluations and exchange rate fluctuations.

(g) Other risks. Consistent with its objective to seek high current income, the Fund may invest in instruments whose values and interest rates are linked to foreign currencies, interest rates, indices or some other financial indicator. The value at maturity or interest rates for these instruments will increase or decrease according to the change in the indicator to which they are indexed. These securities are generally more volatile in nature, and the risk of loss of principal is greater.

(h) Security transactions and investment income. Security transactions are accounted for on a trade date basis. Interest income, adjusted for amortization of premium and accretion of discount, is recorded on the accrual basis. Dividend income is recorded on the ex-dividend date. Foreign dividend income is recorded on the ex-dividend date or as soon as practicable after the Fund determines the existence of a dividend declaration after exercising reasonable due diligence. The cost of investments sold is determined by use of the specific identification method. To the extent any issuer defaults on an expected interest payment, the Fund’s policy is to generally halt any additional interest income accruals and consider the realizability of interest accrued up to the date of default.

(i) Distributions to shareholders. Distributions from net investment income and distributions of net realized gains, if any, are declared at least annually. Distributions to shareholders of the Fund are recorded on the ex-dividend date and are determined in accordance with income tax regulations, which may differ from GAAP.

(j) Fees paid indirectly. The Fund’s custody fees are reduced according to a fee arrangement, which provides for a reduction based on the level of cash deposited with the custodian by the Fund.

(k) Federal and other taxes. It is the Fund’s policy to comply with the federal income and excise tax requirements of the Internal Revenue Code of 1986 (the “Code”), as amended, applicable to regulated investment companies. Accordingly, the Fund intends to distribute its taxable income and net realized

16	Western Asset Emerging Markets Debt Portfolio 2009 Semi-Annual Report

gains, if any, to shareholders in accordance with timing requirements imposed by the Code. Therefore, no federal income tax provision is required in the Fund’s financial statements.

Management has analyzed the Fund’s tax positions taken on federal income tax returns for all open tax years and has concluded that as of August 31, 2009, no provision for income tax would be required in the Fund’s financial statements. The Fund’s federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by Internal Revenue Service and state departments of revenue.

Under the applicable foreign tax laws, a withholding tax may be imposed on interest, dividends and capital gains at various rates.

(l) Reclassification. GAAP requires that certain components of net assets be adjusted to reflect permanent differences between financial and tax reporting. These reclassifications have no effect on net assets or net asset values per share.

2. Investment management agreement and other transactions with affiliates

Legg Mason Partners Fund Advisor, LLC (“LMPFA”) is the Fund’s investment manager. Western Asset Management Company (“Western Asset”), Western Asset Management Company Limited (“Western Asset Limited”) and Western Asset Management Company Pte. Ltd. (“Western Singapore”) are the Fund’s subadvisers. LMPFA, Western Asset, Western Asset Limited and Western Singapore are wholly-owned subsidiaries of Legg Mason, Inc. (“Legg Mason”).

Under the investment management agreement, the Fund pays an investment management fee, calculated daily and paid monthly, at an annual rate of 0.75% of the Fund’s average daily net assets.

LMPFA provides administrative and certain oversight services to the Fund. LMPFA delegates to the subadvisers the day-to-day portfolio management of the Fund. For its services, LMPFA pays Western Asset 70% of the net management fee it receives from the Fund. Western Asset pays Western Asset Limited and Western Singapore a subadvisory fee of 0.30% on the assets managed by Western Asset Limited and Western Singapore.

During the six months ended August 31, 2009, the Fund’s Class I shares had voluntary expense limitations in place of 0.95%.

During the six months ended August 31, 2009, LMPFA waived a portion of its fee in the amount of $61,278.

The manager is permitted to recapture amounts previously voluntarily forgone or reimbursed by the manager to the Fund during the same fiscal year if the

Western Asset Emerging Markets Debt Portfolio 2009 Semi-Annual Report	17

Notes to financial statements (unaudited) continued

Fund’s total annual operating expenses have fallen to a level below the voluntary fee waiver/reimbursement (“expense cap”) shown in the fee table of the Fund’s prospectus. In no case will the manager recapture any amount that would result, on any particular business day of the Fund, in the Fund’s total annual operating expenses exceeding the expense cap.

Legg Mason Investor Services, LLC, a wholly-owned broker-dealer subsidiary of Legg Mason, serves as the Fund’s sole and exclusive distributor.

Certain officers and one Trustee of the Trust are employees of Legg Mason or its affiliates and do not receive compensation from the Trust.

3. Investments

During the six months ended August 31, 2009, the aggregate cost of purchases and proceeds from sales of investments (excluding short-term investments) were as follows:

	INVESTMENTS	U.S. GOVERNMENT & AGENCY OBLIGATIONS
Purchases	$2,880,522	$413,485
Sales	11,161,873	—

At August 31, 2009, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

Gross unrealized appreciation	$841,634
Gross unrealized depreciation	(790,050)
Net unrealized appreciation	$51,584

At August 31, 2009, the Fund held the following open swap contracts:

SWAP COUNTERPARTY	NOTIONAL AMOUNT	TERMINATION DATE	PERIODIC PAYMENTS MADE BY THE FUND†	PERIODIC PAYMENTS RECEIVED BY THE FUND†	UPFRONT PREMIUMS PAID/ (RECEIVED)	UNREALIZED DEPRECIATION
Interest Rate Swaps:
Credit Suisse First Boston Inc.	$260,146	1/2/12	3-Month LIBOR	10.560%	—	$(919	)*
Credit Suisse First Boston Inc.	408,489	1/2/12	BRL-CDI	10.510	—	(1,722	)*
Net unrealized depreciation on open interest rate swap contracts						$(2,641)

†	Percentage shown is an annual percentage rate.

*	Security is valued in good faith at fair value by or under the direction of the Board of Trustees (See Note 1).

Abbreviation used in this schedule
BRL-CDI	— Overnight Brazilian Interbank Deposit Rate

18	Western Asset Emerging Markets Debt Portfolio 2009 Semi-Annual Report

4. Derivative instruments and hedging activities

Financial Accounting Standards Board Statement of Financial Accounting Standards No. 161, “Disclosures about Derivative Instruments and Hedging Activities,” requires enhanced disclosure about an entity’s derivative and hedging activities.

Below is a table, grouped by derivative type that provides information about the fair value and the location of derivatives within the Statement of Assets and Liabilities at August 31, 2009.

LIABILITY DERIVATIVES[1]
	INTEREST RATE CONTRACTS RISK	OTHER CONTRACTS RISK	TOTAL
Swap contracts[2]	$2,641	—	$2,641

[1]

Generally, the balance sheet location for asset derivatives is receivables/net unrealized appreciation (depreciation) and for liability derivatives is payables/net unrealized appreciation (depreciation).

[2]	Values include premiums paid/(received) on swap contracts which are shown separately in the Statement of Assets and Liabilities.

The following tables provide information about the effect of derivatives and hedging activities on the Fund’s Statement of Operations for the six months ended August 31, 2009. The first table provides additional detail about the amounts and sources of gains/(losses) realized on derivatives during the period. The second table provides additional information about the changes in unrealized appreciation/(depreciation) resulting from the Fund’s derivatives and hedging activities during the period.

AMOUNT OF REALIZED GAIN OR (LOSS) ON DERIVATIVES RECOGNIZED
	INTEREST RATE CONTRACTS RISK	OTHER CONTRACTS RISK	TOTAL
Swap contracts	$260	—	$260

CHANGE IN UNREALIZED APPRECIATION/DEPRECIATION ON DERIVATIVES RECOGNIZED
	INTEREST RATE CONTRACTS RISK	OTHER CONTRACTS RISK	TOTAL
Swap contracts	$(2,641)	—	$(2,641)

The Fund had an average notional balance on open interest rate swap contracts of $222,878 during the period ended August 31, 2009.

5. Shares of beneficial interest

At August 31, 2009, the Trust had an unlimited number of shares of beneficial interest authorized with a par value of $0.00001 per share. The Fund has the ability to issue multiple classes of shares. Each share of a class represents an identical interest and has the same rights, except that each class bears certain direct expenses, including those specifically related to the distribution of its shares.

Western Asset Emerging Markets Debt Portfolio 2009 Semi-Annual Report	19

Notes to financial statements (unaudited) continued

Transactions in shares of each class were as follows:

	SIX MONTHS ENDED AUGUST 31, 2009	YEAR ENDED FEBRUARY 28, 2009
Class I*
Shares sold	160,753	441,457
Shares issued on reinvestment	—	292,391
Shares repurchased	(2,715,362)	(1,053,759)
Net decrease	(2,554,609)	(319,911)

*	Effective June 11, 2008, existing shares of the Fund were redesignated Class I shares.

6. Capital loss carryforward

As of February 28, 2009, the Fund had a net capital loss carryforward of approximately $69,620 all of which expires in 2017. This amount will be available to offset any future taxable capital gains.

7. Legal matters

Beginning in May 2004, class action lawsuits alleging violations of the federal securities laws were filed against Citigroup Global Markets Inc. (“CGM”), a former distributor of the Fund, and other affiliated funds (collectively, the “Funds”) and a number of its then affiliates, including Salomon Brothers Fund Management LLC (“SBFM”) and Salomon Brothers Asset Management Inc. (“SBAM”), which were then investment adviser or manager to certain of the Funds (the “Managers”), substantially all of the mutual funds then managed by the Managers (the “Defendant Funds”), and Board members of the Defendant Funds (collectively, the “Defendants”). The complaints alleged, among other things, that CGM created various undisclosed incentives for its brokers to sell Smith Barney and Salomon Brothers funds. In addition, according to the complaints, the Managers caused the Defendant Funds to pay excessive brokerage commissions to CGM for steering clients towards proprietary funds. The complaints also alleged that the Defendants breached their fiduciary duty to the Defendant Funds by improperly charging Rule 12b-1 fees and by drawing on fund assets to make undisclosed payments of soft dollars and excessive brokerage commissions. The complaints also alleged that the Defendant Funds failed to adequately disclose certain of the allegedly wrongful conduct. The complaints sought injunctive relief and compensatory and punitive damages, rescission of the Defendant Funds’ contracts with the Managers, recovery of all fees paid to the Managers pursuant to such contracts and an award of attorneys’ fees and litigation expenses.

On December 15, 2004, a consolidated amended complaint (the “Complaint”) was filed alleging substantially similar causes of action. On May 27, 2005, all of the Defendants filed motions to dismiss the Complaint. On July 26, 2006, the court issued a decision and order (1) finding that plaintiffs lacked standing to sue on behalf of the shareholders of the Funds in which none of the plaintiffs had invested and dismissing those Funds from the case (although stating that

20	Western Asset Emerging Markets Debt Portfolio 2009 Semi-Annual Report

they could be brought back into the case if standing as to them could be established), and (2) other than one stayed claim, dismissing all of the causes of action against the remaining Defendants, with prejudice, except for the cause of action under Section 36(b) of the 1940 Act, which the court granted plaintiffs leave to replead as a derivative claim.

On October 16, 2006, plaintiffs filed their Second Consolidated Amended Complaint (“Second Amended Complaint”) which alleges derivative claims on behalf of nine funds identified in the Second Amended Complaint, under Section 36(b) of the 1940 Act, against CAM, SBAM and SBFM as investment advisers to the identified funds, as well as CGM as a distributor for the identified funds (collectively, the “Second Amended Complaint Defendants”). The Fund was not identified in the Second Amended Complaint. The Second Amended Complaint alleges no claims against any of the funds or any of their Board Members. Under Section 36(b), the Second Amended Complaint alleges similar facts and seeks similar relief against the Second Amended Complaint Defendants as the Complaint.

On December 3, 2007, the court granted the Defendants’ motion to dismiss, with prejudice. On January 2, 2008, the plaintiffs filed a notice of appeal to the Second Circuit Court of Appeals. The appeal was fully briefed and oral argument before the U.S. Court of Appeals for the Second Circuit took place on March 5, 2009. The parties currently are awaiting a decision from the U.S. Court of Appeals for the Second Circuit.

Additional lawsuits arising out of these circumstances and presenting similar allegations and requests for relief may be filed in the future.

*  *  *

Beginning in August 2005, five class action lawsuits alleging violations of federal securities laws and state law were filed against CGM and SBFM, (collectively, the “Defendants”) based on the May 31, 2005 settlement order issued against the Defendants by the U.S. Securities and Exchange Commission as described in previous reports. The complaints seek injunctive relief and compensatory and punitive damages, removal of SBFM as the investment manager for the Smith Barney family of funds, rescission of the funds’ management and other contracts with SBFM, recovery of all fees paid to SBFM pursuant to such contracts, and an award of attorneys’ fees and litigation expenses. The five actions were subsequently consolidated, and a consolidated complaint was filed.

On September 26, 2007, the United States District Court for the Southern District of New York issued an order dismissing the consolidated complaint, and judgment was later entered. An appeal was filed with the U.S. Court of Appeals for the Second Circuit. After full briefing, oral argument before the U.S. Court of Appeals for the Second Circuit took place on March 4, 2009. The parties currently are awaiting a decision from the U.S. Court of Appeals for the Second Circuit.

Western Asset Emerging Markets Debt Portfolio 2009 Semi-Annual Report	21

Notes to financial statements (unaudited) continued

8. Other matters

On or about May 30, 2006, John Halebian, a purported shareholder of Western Asset / CitiSM New York Tax Free Reserves (formerly known as CitiSM New York Tax Free Reserves), a series of Legg Mason Partners Money Market Trust, formerly a series of CitiFunds Trust III (the “Subject Trust”), filed a complaint in the United States District Court for the Southern District of New York against the independent trustees of the Subject Trust (Elliott J. Berv, Donald M. Carlton, A. Benton Cocanougher, Mark T. Finn, Stephen Randolph Gross, Diana R. Harrington, Susan B. Kerley, Alan G. Merten and R. Richardson Pettit).

The Subject Trust is also named in the complaint as a nominal defendant. The complaint alleges both derivative claims on behalf of the Subject Trust and class claims on behalf of a putative class of shareholders of the Subject Trust in connection with the 2005 sale of Citigroup’s asset management business to Legg Mason and the related approval of new investment advisory agreements by the trustees and shareholders. In the derivative claim, the plaintiff alleges, among other things, that the independent trustees breached their fiduciary duty to the Subject Trust and its shareholders by failing to negotiate lower fees or seek competing bids from other qualified investment advisers in connection with Citigroup’s sale to Legg Mason. In the claims brought on behalf of the putative class of shareholders, the plaintiff alleges that the independent trustees violated the proxy solicitation requirements of the 1940 Act, and breached their fiduciary duty to shareholders, by virtue of the voting procedures, including “echo voting,” used to obtain approval of the new investment advisory agreements and statements made in a proxy statement regarding those voting procedures. The plaintiff alleges that the proxy statement was misleading because it failed to disclose that the voting procedures violated the 1940 Act. The relief sought includes an award of damages, rescission of the advisory agreement, and an award of costs and attorney fees.

In advance of filing the complaint, Mr. Halebian’s lawyers made written demand for relief on the Board of the Subject Trust, and the Board’s independent trustees formed a demand review committee to investigate the matters raised in the demand, and subsequently in the complaint, and recommend a course of action to the Board. The committee, after a thorough review, determined that the independent trustees did not breach their fiduciary duties as alleged by Mr. Halebian, and that the action demanded by Mr. Halebian would not be in the best interests of the Subject Trust. The Board of the Subject Trust (the trustee who is an “interested person” of the Subject Trust, within the meaning of the 1940 Act, having recused himself from the matter), after receiving and considering the committee’s report and based upon the findings of the committee, subsequently also determined and, adopting the recommendation of the committee, directed counsel to move to dismiss Mr. Halebian’s complaint. A motion to dismiss was filed on October 23, 2006. Opposition papers were filed on or about December 7, 2006. The

22	Western Asset Emerging Markets Debt Portfolio 2009 Semi-Annual Report

complaint was dismissed on July 31, 2007. Mr. Halebian filed an appeal in the U.S. Court of Appeals for the Second Circuit. The appeal was fully briefed and oral argument before the U.S. Court of Appeals for the Second Circuit took place on February 5, 2009. The parties currently are awaiting a decision from the U.S. Court of Appeals for the Second Circuit.

Western Asset Emerging Markets Debt Portfolio 2009 Semi-Annual Report	23

Western Asset Emerging Markets Debt Portfolio

Trustees

Elliott J. Berv

A. Benton Cocanougher

Jane F. Dasher

Mark T. Finn

R. Jay Gerken, CFA
Chairman

Rainer Greeven

Stephen R. Gross

Richard E. Hanson, Jr.

Diana R. Harrington

Susan M. Heilbron

Susan B. Kerley

Alan G. Merten

R. Richardson Pettit

Investment manager

Legg Mason Partners Fund Advisor, LLC

Subadvisers

Western Asset Management Company

Western Asset Management Company Limited

Western Asset Management Company Pte. Ltd.

Distributor

Legg Mason Investor Services, LLC

Custodian

State Street Bank and Trust Company

Transfer agent

Boston Financial Data Services, Inc.

2 Heritage Drive

Quincy, Massachusetts 02171

Independent registered public accounting firm

KPMG LLP

345 Park Avenue

New York, New York 10154

Western Asset Emerging Markets Debt Portfolio

The Fund is a separate investment series of Legg Mason Partners Income Trust, a Maryland business trust.

WESTERN ASSET EMERGING MARKETS DEBT PORTFOLIO

Legg Mason Funds

55 Water Street

New York, New York 10041

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available on the SEC’s website at www.sec.gov. The Fund’s Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington D.C., and information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. To obtain information on Form N-Q from the Fund, shareholders can call Funds Investor Services at 1-800-822-5544 or Institutional Shareholder Services at 1-888-425-6432.

Information on how the Fund voted proxies relating to portfolio securities during the prior 12-month period ended June 30th of each year and a description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio transactions are available (1) without charge, upon request, by calling Funds Investor Services at 1-800-822-5544 or Institutional Shareholder Services at 1-888-425-6432, (2) on the Fund’s website at www.leggmason.com/individualinvestors and (3) on the SEC’s website at www.sec.gov.

This report is submitted for the general information of the shareholders of Western Asset Emerging Markets Debt Portfolio. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a current prospectus.

Investors should consider the Fund’s investment objectives, risks, charges and expenses carefully before investing. The prospectus contains this and other important information about the Fund. Please read the prospectus carefully before investing.

www.leggmason.com/individualinvestors

©2009 Legg Mason Investor Services, LLC Member FINRA, SIPC

BUILT TO WINSM

At Legg Mason, we’ve assembled a collection of experienced investment management firms and empowered each of them with the tools, the resources and, most importantly, the independence to pursue the strategies they know best.

•	Each was purposefully chosen for their commitment to investment excellence.

•	Each is focused on specific investment styles and asset classes.

•	Each exhibits thought leadership in their chosen area of focus.

Together, we’ve built a powerful portfolio of solutions for financial advisors and their clients. And it has made us a world leader in money management.*

*	Ranked eleventh-largest money manager in the world, according to Pensions & Investments, May 18, 2009, based on 12/31/08 worldwide assets under management.

www.leggmason.com/individualinvestors

©2009 Legg Mason Investor Services, LLC Member FINRA, SIPC

WASX011343 10/09 SR09-910

NOT PART OF THE SEMI-ANNUAL REPORT

ITEM 2.	CODE OF ETHICS.

Not applicable.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.	SCHEDULE OF INVESTMENTS.

Included herein under Item 1.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not applicable.

ITEM 11.	CONTROLS AND PROCEDURES.

(a) The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal half-year (the registrant’s second fiscal half-year in the case of an annual report) that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 12.	EXHIBITS.

(a) (1) Not applicable.

Exhibit 99.CODE ETH

(a) (2) Certifications pursuant to section 302 of the Sarbanes-Oxley Act of 2002 attached hereto.

Exhibit 99.CERT

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 attached hereto.

Exhibit 99.906CERT

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this Report to be signed on its behalf by the undersigned, there unto duly authorized.

Legg Mason Partners Income Trust

By:	/S/ R. JAY GERKEN
(R. Jay Gerken)
Chief Executive Officer of Legg Mason Partners Income Trust

Date: November 2, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/S/ R. JAY GERKEN
(R. Jay Gerken)
Chief Executive Officer of
Legg Mason Partners Income Trust

Date: November 2, 2009

By:	/S/ FRANCES M. GUGGINO
(Frances M. Guggino)
Chief Financial Officer of
Legg Mason Partners Income Trust

Date: November 2, 2009